Advances from Psyence Group (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Advances from Psyence Group
Cash advances from Psyence Group	$ 1,551,744	$ (2,031,964)
Advances from (repayments to) Psyence Group, Opening balance	5,060,331	7,092,295
Amounts advanced (repaid)	1,551,744	(2,031,964)
Advances from (repayments to) Psyence Group, Ending balance	$ 6,612,075	$ 5,060,331